Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	KT Corporation
Entity Central Index Key	0000892450
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	245,241,550
Entity Voluntary Filers	No
Entity Address, Country	KR
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Annual Report	true
ADS [Member]
Document Information [Line Items]
Trading Symbol	KT
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	KT
Title of 12(b) Security	Ordinary share
Security Exchange Name	NYSE